UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2018

Date of reporting period: March 31, 2018

Item 1. Report to Stockholders.

www.tortoiseadvisors.com

Tortoise Select Income Bond Fund
2018 Semi-Annual Report

Table of Contents

Letter to Shareholders	3

Tortoise Select Income Bond Fund	4

Expense Example	7

Financial Statements	8

Notes to Financial Statements	17

Additional Information	21

Sector allocation as of 3/31/2018			Rating allocation as of 3/31/2018

	Portfolio	Benchmark*		Portfolio	Benchmark
Treasury	19.9%	37.2%	AAA	46.3%	71.6%
Treasury Inflation Protected Securities	2.0%	0.0%	AA	4.0%	3.7%
Agency	0.0%	1.7%	A	14.3%	11.2%
Mortgage-Backed Securities	21.6%	28.2%	BBB	24.6%	13.5%
Commercial Mortgage-Backed Securities	4.4%	1.9%	BB	3.9%	0.0%
Asset-Backed Securities	9.7%	0.5%	B	5.3%	0.0%
Credit	31.5%	30.4%	Not rated	0.0%	0.0%
Bank Loan	0.0%	0.0%	Cash/equivalent	1.6%	0.0%
Non-dollar	0.0%	0.0%
High Yield	9.2%	0.0%
Cash/equivalent	1.6%	0.0%

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security. Bond quality ratings reflect the middle rating assigned by S&P, Moody’s and Fitch. In instances where a rating is unavailable from all three agencies, the lowest rating assigned by any one of these agencies is used. Should this process result in the selection of a rating issued by an agency other than S&P, the rating is converted to the S&P equivalent. Due to rounding, totals may not equal 100%.

*Bloomberg Barclays U.S. Aggregate Bond Index.

2	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Dear shareholder,

Market Overview

The semi-annual period started off strong as the economy continued to build momentum while passage of the tax bill was expected to improve consumer spending, business investment, and corporate profitability. Labor markets remained very healthy while corporate profitability continued to improve. Although inflation pressure was largely non-existent at the start of the period, higher than expected inflation and wage reports in December and January raised fears that price pressures were beginning to emerge. Volatility finally returned to the financial markets beginning in February 2018, after a long absence. Despite a strong start, during the second half of the period, fixed income investors had to navigate through rising inflation concerns, hawkish Federal Reserve rhetoric, escalating trade tariffs, and violent swings in the equity markets.

The combination of rising inflation expectations and increasing Treasury supply from the growing budget deficit pushed U.S. interest rates higher. The 10-year U.S. Treasury note started the period yielding 2.33%, peaked at almost 3% in February, then stabilized to 2.74% to end the period. The Federal Reserve continued to gradually remove policy accommodation during the period, modestly tapering reinvestments from their portfolio pay-downs and increasing the Fed Funds target rate twice by a total of 50 basis points while also increasing their median forecast to three rate hikes in both 2018 and 2019.

Despite a strong start, various fixed income sectors gave up some ground in the second half of the period although investment grade credit, high yield, and most securitized sectors (less agency mortgage-backed securities (MBS)) all modestly outperformed similar duration U.S. Treasuries to varying degrees. Agency MBS modestly underperformed U.S. Treasuries due interest rate volatility, duration extension as a result of rising interest rates, and supply concern over the Federal Reserve balance sheet tapering.

During the period, given the move upward in treasuries, we opportunistically utilized the weakness in the U.S. Treasury market to reduce our duration underweight from 15% to 7.5%. Corresponding with that move, we also reduced our treasury inflation protected securities (TIPS) position by approximately half as we broadly met our internal valuation target for that investment.

Outlook and Concluding Thoughts

From a positioning standpoint we continue to evaluate opportunities to reduce risk in the portfolios going forward, primarily within corporate credit. Despite the solid fundamental backdrop for the U.S. and Global economies, along with strong corporate earnings, a reduction in global central bank stimulus combined with less retail and foreign buying as well as historically rich relative valuation warrants increased caution. As such, going forward we are looking to reduce our weighting in corporate credit and upgrade the credit quality of the portfolio. Within the securitized sectors we continue with our cautious stance within mortgage-backed securities due to valuations as well as the anticipated reduction in the size of the Federal Reserve balance sheet. We remain positive on asset-backed securities due to strong consumer balance sheets as well as the more defensive nature of the sector.

We continue to believe that in spite of a short-term reprieve in U.S. Treasury rates in the near term, we will see continued pressure for higher interest rates over the longer term in the treasury market as late cycle inflationary pressures build and the publically tradable supply of U.S. Treasuries increases.

Sincerely,

The Investment Policy & Strategy Committee
Tortoise

Basis point is a unit equal to 1/100th of 1% and is used to denote the change in a financial instrument.

It is not possible to invest directly in an index.

Performance data quoted represent past performance; past performance does not guarantee future results. Like any other stock, total return and market value will fluctuate so that an investment, when sold, may be worth more or less than its original cost.

(unaudited)

Tortoise Credit Strategies	3

Tortoise Select Income Bond Fund

Basic fund facts

Investment objective: Total return and current income

Structure: Regulated investment company

	Institutional		Investor
Ticker	TBNIX		TBNTX
Net expense ratio(1)	0.50%		0.75%
Redemption fee	None		None
Maximum front-end sales load	None	(2)	3.75%	(3)
Maximum deferred sales load	None		None	(4)

(1)	Tortoise has contractually agreed to limit total operating expenses through 1/31/2019. Reimbursed expenses may be recouped for a period of 36 months following the month during which such reimbursement was made, if such recoupment can be achieved without exceeding these expense limits.
(2)	While the Institutional has no front-end load, advisory and other expenses still apply.
(3)	You may qualify for sales charge discounts if you invest at least $100,000.
(4)	No front-end sales charge is payable on Investor Class investments of $1 million or more, although the fund may impose a Contingent Deferred Sales Charge (“CDSC”) of 1% on certain redemptions made within 12 months of purchase.

Investment parameters

Under normal circumstances, the fund:

●	will invest at least 80% of net assets, plus the amount of any borrowings for investment purposes, in fixed income securities

●	may invest up to 35% of total assets in debt securities that, at the time of purchase, are rated below investment grade or are unrated but determined to be of comparable quality

●	may invest up to 20% of total assets in preferred securities

●	may invest up to 30% of total assets in non-U.S. dollar-denominated securities

●	may invest up to 15% of net assets in illiquid securities

Value of $1,000,000 vs. Bloomberg Barclays U.S. Aggregate Bond Index
Since inception on December 28, 2016 through March 31, 2018

This chart illustrates the performance of a hypothetical $1,000,000 investment made on December 28, 2016, and is not intended to imply any future performance. The returns shown do not reflect the deduction of taxes that a stockholder would pay on fund distributions or the redemption of fund shares. The returns reflect fee waivers in effect. In the absence of such waivers, total return would be reduced. The chart assumes reinvestment of capital gains and income distributions for a fund and reinvestment of income distributions for the index.

The performance data quoted above represents past performance since inception on December 28, 2016 (Commencement of Operations) through March 31, 2018. Past performance is no guarantee of future results. The investment return and value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be obtained through the most recent month-end by calling 855-822-3863. Future performance may be lower or higher than the performance stated above.

The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, Mortgage Backed securities (agency fixed-rate and hybrid adjustable-rate pass-throughs), Asset Backed securities and Commercial Mortgage Backed securities (agency and non-agency). This index cannot be invested in directly.

(unaudited)

4	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Key Performance Drivers

Top Contributors:

●	Security selection within investment grade credit

●	Overweight allocation and security selection within commercial mortgage-backed securities (CMBS)

●	Short duration positioning in a rising interest rate environment

Bottom Contributors:

●	Yield curve positioning as the U.S. Treasury yield curve flattened

●	Security selection within mortgage-backed securities

●	Underweight allocation to U.S. Treasuries

Total returns (as of March 31, 2018)

Ticker	Class	1 year	Since inception(1)	Gross expense ratio
TBNIX	Institutional	1.65%	2.35%	20.69%
TBNTX	Investor (excluding load)	1.40%	2.10%	21.32%
TBNTX	Investor (maximum load)	-2.38%	-0.97%	21.32%
U.S. Aggregate(2)		1.20%	1.97%	—

(1)	Reflects period from fund inception on December 28, 2016 through March 31, 2018.
(2)	The Bloomberg Barclays U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed rate taxable bond market. The index includes U.S. Treasuries, government-related and corporate securities, Mortgage Backed securities (agency fixed-rate and hybrid adjustable-rate pass-throughs), Asset Backed securities and Commercial Mortgage Backed securities (agency and non-agency). This index cannot be invested in directly.

Note: For periods over 1 year, performance reflected is for the average annual returns. Performance data shown reflecting the Investor Class (maximum load) reflect a sales charge of 3.75%. Performance data shown “excluding load” do not reflect the deduction of the maximum sales load. If reflected, the load would reduce the performance quoted. Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the portfolio may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-855-822-3863.

(unaudited)

Tortoise Credit Strategies	5

Tortoise Select Income Bond Fund

Mutual fund investing involves risk. Principal loss is possible. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. In addition to the normal risks associated with investing, bonds and bank loans, and the funds that invest in them, are subject to interest rate risk and can be expected to decline in value as interest rates rise. Investments in asset-backed and mortgage-backed securities include additional risks that investors should be aware of such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Derivatives involve special risks including correlation, counterparty, liquidity, operational, accounting and tax risks. These risks, in certain cases, may be greater than the risks presented by more traditional investments. The fund invests in foreign securities, which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investment by the fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The fund may use leverage, which may exaggerate the effect of any increase or decrease in the value of portfolio securities or the Net Asset Value of the fund, and money borrowed will be subject to interest costs. Please review the fund prospectus for greater discussion of these and other risks associated with the Tortoise Select Income Bond Fund.

Duration is a commonly used measure of the potential volatility of the price of a debt security, or the aggregate market value of a portfolio of debt securities, prior to maturity. Securities with a longer duration generally have more volatile prices than securities of comparable quality with a shorter duration. Average maturity is the average amount of time until a debt security matures.

Nothing contained on this communication constitutes tax, legal or investment advice. Investors must consult their tax adviser or legal counsel for advice and information concerning their particular situation.

This report reflects our views and opinions as of the date herein, which are subject to change at any time based on market and other conditions. We disclaim any responsibility to update these views. The views should not be relied on as investment advice or an indication of trading intent on behalf of the portfolio.

(unaudited)

6	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Expense example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; exchange fees; and (2) ongoing costs, including management fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2017 – March 31, 2018).

Actual expenses

For each class, the first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

For each class, the second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

			Expenses Paid
	Beginning	Ending	During Period(1)
	Account Value	Account Value	(10/01/2017 to
	(10/01/2017)	(03/31/2018)	03/31/2018)
Institutional Class Actual(2)	$1,000.00	$991.90	$2.48
Institutional Class
Hypothetical (5% annual	$1,000.00	$1,022.44	$2.52
return before expenses)
Investor Class Actual(2)	$1,000.00	$990.70	$3.72
Investor Class Hypothetical
(5% annual return	$1,000.00	$1,021.19	$3.78
before expenses)

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period from October 1, 2017 through March 31, 2018 of 0.50% and 0.75% for the Institutional Class and Investor Class, respectively, multiplied by the average account value over the period, multiplied by 182/365 to reflect the one-half year period.
(2)	Based on the actual returns for the period from October 1, 2017 through March 31, 2018 of (0.81)% and (0.93)% for the Institutional Class and Investor Class, respectively.

(unaudited)

Tortoise Credit Strategies	7

Schedule of Investments (unaudited)
March 31, 2018

	Principal	Fair
	Amount	Value
Asset Backed Securities 9.7%(1)

Automotive — 5.6%(1)
AmeriCredit Automobile Receivables Trust
2.410%, 07/08/2022	$20,000	$19,679
Capital Auto Receivables Asset Trust
2.110%, 03/22/2021	15,000	14,864
2.420%, 06/21/2021	10,000	9,936
Ford Credit Auto Owner Trust
1.930%, 04/15/2023	15,000	14,663
GM Financial Automobile Leasing Trust
1.970%, 05/20/2020	10,000	9,909
Santander Drive Auto Receivables Trust
2.760%, 12/15/2022	7,000	6,936
		75,987
Credit Cards — 2.3%(1)
Capital One Multi-Asset Execution Trust
2.287% (1 Month LIBOR USD + 0.510%),
09/16/2024(2)	7,000	7,053
Synchrony Credit Card Master Note Trust
2.620%, 10/15/2025	20,000	19,617
World Financial Network Credit
Card Master Trust
1.980%, 08/15/2023	5,000	4,918
		31,588
Whole Business — 1.8%(1)
TGIF Funding, LLC
6.202%, 04/30/2047(3)	24,625	24,819
Total Asset Backed Securities
(Cost $133,166)		132,394

Corporate Bonds — 40.0%(1)

Airlines — 1.0%(1)
British Airways Pass Through Trust
4.125%, 09/20/2031(3)	10,000	10,110
US Airways
3.950%, 05/15/2027	3,863	3,863
		13,973
Automotive — 1.2%(1)
Delphi Jersey Holdings PLC
5.000%, 10/01/2025(3)(4)	2,000	1,923
Hyundai Capital America
2.750%, 09/18/2020(3)	10,000	9,855
3.450%, 03/12/2021(3)	5,000	5,004
		16,782
Banks — 6.5%(1)
Bank of America Corp.
2.881%, 04/24/2023	10,000	9,797
Bank of Montreal
3.803%, 12/15/2032(4)	5,000	4,743
Bank of New York Mellon Corp.
2.661%, 05/16/2023	5,000	4,869
Citigroup, Inc.
3.887%, 01/10/2028	10,000	9,957
Goldman Sachs Group, Inc.
3.814%, 04/23/2029	5,000	4,908
JPMorgan Chase & Co.
3.782%, 02/01/2028	10,000	9,951
Macquarie Group Ltd.
4.150%, 03/27/2024(3)(4)	5,000	5,025
Morgan Stanley
3.591%, 07/22/2028	10,000	9,684
Santander Holdings USA, Inc.
4.400%, 07/13/2027	10,000	9,973
Toronto-Dominion Bank
3.625%, 09/15/2031(4)	10,000	9,599
Wells Fargo & Co.
3.069%, 01/24/2023	10,000	9,840
		88,346
Building Materials & Home Builders — 1.6%(1)
Eagle Materials, Inc.
4.500%, 08/01/2026	10,000	10,160
Lennar Corp.
4.750%, 11/29/2027(3)	2,000	1,925
Mattamy Group Corp.
6.500%, 10/01/2025(3)(4)	2,000	2,030
New Enterprise Stone & Lime Co., Inc.
6.250%, 03/15/2026(3)	2,000	2,008
Toll Brothers Finance Corp.
4.350%, 02/15/2028	4,000	3,760
US Concrete, Inc.
6.375%, 06/01/2024	2,000	2,085
		21,968
Chemicals — 1.7%(1)
Albemarle Corp.
5.450%, 12/01/2044	5,000	5,481
CF Industries, Inc.
4.500%, 12/01/2026(3)	5,000	5,083
Chemours Co.
6.625%, 05/15/2023	5,000	5,269
Tronox Finance PLC
5.750%, 10/01/2025(3)(4)	2,000	1,950
Westlake Chemical Corp.
4.375%, 11/15/2047	5,000	4,850
		22,633
Consumer Staples — 2.1%(1)
Albertsons Companies LLC
5.750%, 03/15/2025	2,000	1,716
Anheuser-Busch InBev Finance, Inc.
4.900%, 02/01/2046	5,000	5,414
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 04/15/2038	5,000	5,111

See accompanying Notes to Financial Statements.

8	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Schedule of Investments (unaudited) (continued)
March 31, 2018

	Principal	Fair
	Amount	Value
Consumer Staples (continued)
Campbell Soup Co.
3.950%, 03/15/2025	$5,000	$4,984
Pilgrim’s Pride Corp.
5.750%, 03/15/2025(3)	2,000	1,947
Smithfield Foods, Inc.
4.250%, 02/01/2027(3)	10,000	9,916
		29,088
Diversified Financial Services — 1.5%(1)
Ares Capital Corp.
3.500%, 02/10/2023	5,000	4,864
Freedom Mortgage Corp.
8.125%, 11/15/2024(3)	2,000	2,055
International Lease Finance Corp.
5.875%, 08/15/2022	10,000	10,757
Park Aerospace Holdings Ltd.
5.250%, 08/15/2022(3)(4)	3,000	2,950
		20,626
Energy — 8.2%(1)
Andeavor Logistics LP / Tesoro Logistics
Finance Corp.
5.250%, 01/15/2025	10,000	10,179
DCP Midstream Partners LP
7.375%, 06/15/2023	2,000	1,996
Enable Midstream Partners LP
3.900%, 05/15/2024	10,000	9,769
Enbridge Energy Partners LP
7.500%, 04/15/2038	5,000	6,348
Enbridge, Inc.
6.250%, 03/01/2078(4)	5,000	4,970
Energy Transfer Partners LP
6.250%, 05/15/2023	2,000	1,918
4.750%, 01/15/2026	5,000	5,063
Ensco PLC
7.750%, 02/01/2026(4)	4,000	3,680
EQT Corp.
3.900%, 10/01/2027	5,000	4,793
Hess Corp.
7.875%, 10/01/2029	5,000	6,137
HollyFrontier Corp.
5.875%, 04/01/2026	5,000	5,388
Murphy Oil Corp.
6.875%, 08/15/2024	2,000	2,090
Nabors Industries, Inc.
5.750%, 02/01/2025(3)	2,000	1,890
NuStar Logistics LP
5.625%, 04/28/2027	3,000	2,917
Oasis Petroleum, Inc.
6.875%, 01/15/2023	2,000	2,032
Petroleos Mexicanos
5.350%, 02/12/2028(3)(4)	10,000	9,914
Plains All American Pipeline LP /
PAA Finance Corp.
6.650%, 01/15/2037	10,000	11,148
Ruby Pipeline LLC
6.000%, 04/01/2022(3)	9,470	9,890
SemGroup Corp / Rose Rock
Finance Corp.
5.625%, 11/15/2023	3,000	2,850
SemGroup Corp.
7.250%, 03/15/2026	2,000	2,005
SM Energy Co.
5.625%, 06/01/2025	3,000	2,858
Southwestern Energy Co.
7.500%, 04/01/2026	3,000	3,045
Summit Midstream Partners LP
9.500%, 06/15/2025	1,000	1,019
		111,899
Gaming & Lodging — 1.0%(1)
Caesars Resort Collection LLC /
CRC Finco, Inc.
5.250%, 10/15/2025(3)	2,000	1,922
Eldorado Resorts, Inc.
6.000%, 04/01/2025	2,000	2,040
Penn National Gaming, Inc.
5.625%, 01/15/2027(3)	3,000	2,900
Wyndham Hotels & Resorts, Inc.
5.375%, 04/15/2026(3)	2,000	2,000
Wyndham Worldwide Corp.
4.500%, 04/01/2027	5,000	4,976
		13,838
Healthcare — 2.0%(1)
Community Health Systems, Inc.
6.250%, 03/31/2023	2,000	1,852
CVS Health Corp.
4.780%, 03/25/2038	5,000	5,084
HCA, Inc.
5.375%, 02/01/2025	2,000	2,010
Magellan Health, Inc.
4.400%, 09/22/2024	5,000	4,983
SSM Health Care Corp.
3.823%, 06/01/2027	5,000	5,081
Teva Pharmaceutical Finance
Netherlands III B.V.
2.200%, 07/21/2021(4)	2,000	1,802
THC Escrow Corp III
5.125%, 05/01/2025(3)	2,000	1,930
Valeant Pharmaceuticals International, Inc.
9.000%, 12/15/2025(3)(4)	2,000	1,995
WellCare Health Plans, Inc.
5.250%, 04/01/2025	2,000	2,013
		26,750

See accompanying Notes to Financial Statements.

Tortoise Credit Strategies	9

Schedule of Investments (unaudited) (continued)
March 31, 2018

	Principal	Fair
	Amount	Value
Industrial — 0.4%(1)
Herc Rentals, Inc.
7.500%, 06/01/2022(3)	$2,000	$2,145
United Rentals North America, Inc.
5.750%, 11/15/2024	3,000	3,134
		5,279
Insurance — 2.9%(1)
Brighthouse Financial, Inc.
3.700%, 06/22/2027(3)	10,000	9,296
Farmers Insurance Exchange
4.747%, 11/01/2057(3)	10,000	9,612
Guardian Life Insurance
Company of America
4.875%, 06/19/2064(3)	5,000	5,272
Mercury General Corp.
4.400%, 03/15/2027	5,000	5,011
Pacific Life Insurance Co.
4.300%, 10/24/2067(3)	10,000	9,568
		38,759
Manufacturing — 1.8%(1)
American Axle & Manufacturing, Inc.
6.250%, 03/15/2026	2,000	1,990
CNH Industrial NV
4.500%, 08/15/2023(4)	5,000	5,101
Meritor, Inc.
6.250%, 02/15/2024	2,000	2,088
nVent Finance Sarl
3.950%, 04/15/2023(3)(4)	5,000	5,020
Trinity Industries, Inc.
4.550%, 10/01/2024	10,000	10,017
		24,216
Materials — 0.2%(1)
Hudbay Minerals, Inc.
7.625%, 01/15/2025(3)(4)	3,000	3,184
Media — 1.7%(1)
AMC Networks, Inc.
5.000%, 04/01/2024	3,000	2,972
Discovery Communications LLC
5.200%, 09/20/2047	5,000	5,008
Gray Television, Inc.
5.875%, 07/15/2026(3)	2,000	1,950
Sinclair Television Group, Inc.
5.625%, 08/01/2024(3)	2,000	1,990
Time Warner Cable LLC
6.550%, 05/01/2037	5,000	5,637
Time Warner, Inc.
4.900%, 06/15/2042	5,000	5,066
		22,623
Paper & Packaging — 0.7%(1)
Berry Plastics Corp.
5.125%, 07/15/2023	3,000	3,045
Multi-Color Corp.
4.875%, 11/01/2025(3)	2,000	1,875
WestRock Co.
4.000%, 03/15/2028(3)	5,000	5,021
		9,941
Real Estate — 1.1%(1)
Hudson Pacific Properties LP
3.950%, 11/01/2027	5,000	4,802
Realty Income Corp.
3.875%, 04/15/2025	5,000	4,992
STORE Capital Corp.
4.500%, 03/15/2028	5,000	4,976
		14,770
Technology — 1.6%(1)
Apple, Inc.
3.000%, 02/09/2024	5,000	4,948
Dell International LLC / EMC Corp.
6.020%, 06/15/2026(3)	10,000	10,786
First Data Corp.
5.750%, 01/15/2024(3)	3,000	3,030
Western Digital Corp.
4.750%, 02/15/2026	2,000	1,999
		20,763
Telecommunications — 1.9%(1)
AT&T, Inc.
4.900%, 08/14/2037	10,000	10,087
Motorola Solutions, Inc.
5.500%, 09/01/2044	10,000	10,163
T-Mobile USA, Inc.
6.375%, 03/01/2025	2,000	2,095
Zayo Group LLC / Zayo Capital, Inc.
6.375%, 05/15/2025	3,000	3,116
		25,461
Utilities — 0.9%(1)
AES Corp.
4.875%, 05/15/2023	2,000	2,045
NRG Energy, Inc.
6.250%, 05/01/2024	5,000	5,175
Tri-State Generation & Transmission
Association, Inc.
4.250%, 06/01/2046	5,000	4,856
		12,076
Total Corporate Bonds
(Cost $549,488)		542,975

See accompanying Notes to Financial Statements.

10	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Schedule of Investments (continued)
March 31, 2018

	Principal	Fair
	Amount	Value
Mortgage Backed Securities — 26.0%(1)

Commercial — 4.4%(1)
GS Mortgage Securities Trust
4.529%, 09/12/2047(5)	$10,000	$10,074
JPMBB Commercial Mortgage
Securities Trust
4.559%, 09/17/2047(5)	15,000	14,684
UBS Commercial Mortgage Trust
4.588%, 12/16/2050(5)	12,000	11,925
5.051%, 03/17/2051(5)	13,000	12,954
WFRBS Commercial Mortgage Trust
3.241%, 12/15/2045	10,000	9,880
		59,517
U.S. Government Agency — 21.6%(1)
Federal Home Loan Mortgage Corporation
3.500%, 04/01/2037	5,453	5,545
4.500%, 08/01/2046	35,325	37,015
3.500%, 02/01/2047	39,135	39,297
4.000%, 02/01/2047	15,620	16,089
4.500%, 05/01/2047	16,623	17,418
4.000%, 07/01/2047	15,206	15,634
4.500%, 09/01/2047	10,388	10,885
4.000%, 10/01/2047	20,252	20,818
3.000%, 08/25/2056	13,401	13,218
Federal National Mortgage Association
3.500%, 02/01/2036	7,757	7,904
3.500%, 05/01/2036	31,099	31,689
3.500%, 01/01/2038	7,929	8,063
4.000%, 10/01/2046	47,512	48,815
4.000%, 06/01/2047	8,321	8,549
4.500%, 02/01/2048	996	1,046
4.000%, 03/01/2048	10,988	11,296
		293,281
Total Mortgage Backed Securities
(Cost $357,878)		352,798

U.S. Government Securities — 22.0%(1)

U.S. Treasury Bonds
1.908% (3 Month US Treasury Money Market
Yield + 0.140%), 01/31/2019(2)	36,000	36,058
2.000%, 01/31/2020	85,000	84,603
2.000%, 01/15/2021	40,000	39,595
2.250%, 02/15/2021	45,000	44,833
0.375%, 07/15/2027(6)	28,372	27,690
2.750%, 02/15/2028	41,000	41,026
2.750%, 11/15/2047	10,000	9,562
3.000%, 02/15/2048	15,000	15,088
Total U.S. Government Securities
(Cost $298,003)		298,455

		Fair
	Shares	Value
Preferred Stock — 0.8%(1)

Banks — 0.8%(1)
CoBank ACB, 6.250%, Series F
(Cost $10,925)	100	$10,625

Total Investments — 98.5%(1)
(Cost $1,349,460)		1,337,247
Other Assets in Excess of Liabilities, Net — 1.5%(1)		20,633
Total Net Assets — 100.0%(1)		$1,357,880

(1)	Calculated as a percentage of net assets.
(2)	Variable rate security – The rate shown is the rate in effect as of March 31, 2018.
(3)	Security purchased within the terms of a private placement memorandum, except from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other “qualified institutional buyers.” These securities are determined to be liquid by the Adviser. As of March 31, 2018, the value of these investments was $187,790 or 13.8% of total net assets.
(4)	The Fund had $63,886 or 4.7% of net assets in foreign securities as of March 31, 2018.
(5)	Variable rate security – The coupon is based on an underlying pool of loans.
(6)	U.S. Treasury inflation protected securities (“Tips”). Tips are securities in which the principal amount is adjusted for inflation and the semiannual interest payments equal a fixed percentage of the inflation-adjusted principal amount.

See accompanying Notes to Financial Statements.

Tortoise Credit Strategies	11

Statement of Assets & Liabilities (unaudited)
March 31, 2018

Assets:
Investments, at fair value (cost $1,349,460)	$1,337,247
Cash	53,162
Dividends & interest receivable	9,197
Receivable for investment securities sold	4,833
Receivable for Adviser expense reimbursement	22,385
Prepaid expenses and other assets	19,637
Total assets	1,446,461
Liabilities:
Payable for investment securities purchased	32,083
Payable to Adviser	516
Payable for fund administration & accounting fees	11,604
Payable for compliance fees	1,663
Payable for custody fees	1,154
Payable for transfer agent fees & expenses	5,016
Payable for professional fees	30,528
Payable to trustees	1,984
Distributions payable	2,718
Accrued expenses	627
Accrued distribution fees — Investor Class	688
Total liabilities	88,581
Net Assets	$1,357,880

Net Assets Consist of:
Capital Stock	$1,377,647
Accumulated net investment loss	(1,004)
Accumulated net realized loss on investments	(6,550)
Net unrealized depreciation of investments	(12,213)
Net Assets	$1,357,880

Institutional
Class
Net Assets	$1,141,796
Shares issued and outstanding(1)	115,522
Net asset value, redemption price and minimum offering price per share	$9.88

Investor
Class
Net Assets	$216,084
Shares issued and outstanding(1)	21,861
Net asset value, redemption price and minimum offering price per share	$9.88
Maximum offering price per share(2)	$10.26

(1)	Unlimited shares authorized.
(2)	The offering price is calculated by dividing the net asset value by 1 minus the maximum sales charge of 3.75%.

See accompanying Notes to Financial Statements.

12	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Statement of Operations (unaudited)
For the Six Months Ended March 31, 2018

Investment Income:
Interest income	$21,843
Expenses:
Fund administration & accounting fees (See Note 5)	49,430
Registration fees	21,872
Audit & tax fees	19,442
Transfer agent fees & expenses (See Note 5)	15,106
Compliance fees (See Note 5)	4,910
Shareholder communication fees	4,360
Trustee fees (See Note 5)	4,180
Custody fees (See Note 5)	3,716
Advisory fees (See Note 5)	3,063
Legal fees	2,640
Other	2,314
Distribution fees — Investor Class (See Note 6)	274
Total expenses before waiver/reimbursement	131,307
Less: expense waiver/reimbursement by Adviser	(127,630)
Net expenses	3,677
Net Investment Income	18,166
Realized and Unrealized Loss on Investments
Net realized loss on investments	(6,324)
Net change in unrealized depreciation of investments	(22,520)
Net Realized and Unrealized Loss on Investments	(28,844)
Net Decrease in Net Assets Resulting from Operations	$(10,678)

See accompanying Notes to Financial Statements.
Tortoise Credit Strategies	13

Statement of Changes in Net Assets

		Period from
		December 28,
		2016(1) to
	Six Months Ended	September 30,
	March 31, 2018	2017
	(unaudited)
Operations
Net investment income	$18,166	$22,974
Net realized gain (loss) on investments	(6,324)	9,612
Net change in unrealized appreciation (depreciation) of investments	(22,520)	10,307
Net increase (decrease) in net assets resulting from operations	(10,678)	42,893
Capital Share Transactions
Institutional Class:
Proceeds from shares sold	24,626	1,126,173
Proceeds from reinvestment of distributions	7,096	3,187
Payments for shares redeemed	(2,115)	(13)
Increase in net assets from Institutional Class transactions	29,607	1,129,347
Investor Class:
Proceeds from shares sold	—	218,000
Proceeds from reinvestment of distributions	361	332
Increase in net assets from Investor Class transactions	361	218,332
Net increase in net assets resulting from capital share transactions	29,968	1,347,679
Distributions to Shareholders
From net investment income
Institutional Class	(16,319)	(19,746)
Investor Class	(2,851)	(4,099)
From net realized gains
Institutional Class	(7,524)	—
Investor Class	(1,443)	—
Total distributions to shareholders	(28,137)	(23,845)
Total Increase (Decrease) in Net Assets	(8,847)	1,366,727
Net Assets
Beginning of period	1,366,727	—
End of period (including accumulated net investment loss of $1,004 and $0, respectively)	$1,357,880	$1,366,727
Transactions in Shares:
Institutional Class:
Shares sold	2,450	112,261
Shares issued to holders in reinvestment of dividends	708	313
Shares redeemed	(209)	(1)
Increase in Institutional Class shares outstanding	2,949	112,573
Investor Class:
Shares sold	—	21,792
Shares issued to holders in reinvestment of dividends	36	33
Increase in Investor Class shares outstanding	36	21,825
Net increase in shares outstanding	2,985	134,398

(1) Commencement of Operations

See accompanying Notes to Financial Statements.
14	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Financial Highlights
Institutional Class

		Period from
		December 28,
		2016(1) to
	Six Months Ended	September 30,
	March 31, 2018	2017
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$10.17	$10.00
Investment operations:
Net investment income	0.14	0.21
Net realized and unrealized gain (loss) on investments	(0.22)	0.17
Total from investment operations	(0.08)	0.38
Less distributions from:
Net investment income	(0.14)	(0.21)
Net realized gains	(0.07)	—
Total distributions	(0.21)	(0.21)
Net asset value, end of period	$9.88	$10.17
Total Return(3)	(0.81)%	3.80%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$1,142	$1,145
Ratio of expenses to average net assets:
Before expense waiver/reimbursement(4)	19.25%	20.69%
After expense waiver/reimbursement(4)	0.50%	0.50%
Ratio of net investment income (loss) to average net assets:
Before expense waiver/reimbursement(4)	(16.04)%	(17.58)%
After expense waiver/reimbursement(4)	2.71%	2.61%
Portfolio turnover rate(3)	91%	212%

(1) Commencement of Operations.
(2) For an Institutional Class Share outstanding for the entire period.
(3) Not annualized for periods less than one year.
(4) Annualized for periods less than one year.

See accompanying Notes to Financial Statements.
Tortoise Credit Strategies	15

Financial Highlights (continued)
Investor Class

		Period from
		December 28,
		2016(1) to
	Six Months Ended	September 30,
	March 31, 2018	2017
	(unaudited)
Per Common Share Data(2)
Net asset value, beginning of period	$10.17	$10.00
Investment operations:
Net investment income	0.13	0.18
Net realized and unrealized gain (loss) on investments	(0.22)	0.18
Total from investment operations	(0.09)	0.36
Less distributions from:
Net investment income	(0.13)	(0.19)
Net realized gains	(0.07)	—
Total distributions	(0.20)	(0.19)
Net asset value, end of period	$9.88	$10.17
Total Return(3)(4)	(0.93)%	3.61%

Supplemental Data and Ratios
Net assets, end of period (in 000’s)	$216	$222
Ratio of expenses to average net assets:
Before expense waiver/reimbursement(5)	19.50%	21.32%
After expense waiver/reimbursement(5)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets:
Before expense waiver/reimbursement(5)	(16.29)%	(18.21)%
After expense waiver/reimbursement(5)	2.46%	2.36%
Portfolio turnover rate(4)	91%	212%

(1) Commencement of Operations.
(2) For an Investor Class Share outstanding for the entire period.
(3) Total return does not reflect sales charges.
(4) Not annualized for periods less than one year.
(5) Annualized for periods less than one year.

See accompanying Notes to Financial Statements.
16	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Notes to Financial Statements (unaudited)
March 31, 2018

1. Organization

Managed Portfolio Series (the “Trust”) was organized as a Delaware statutory trust on January 27, 2011. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Tortoise Select Income Bond Fund (the “Fund”) is a diversified series of the Trust. The investment objective of the Fund is to achieve a high level of total return with an emphasis on current income.

The Fund seeks to achieve its objective by investing primarily in fixed income securities which may include corporate bonds of issuers in U.S. and foreign securities, mortgage-backed and asset-backed securities, Yankee bonds, bank loans, structured notes, convertible bonds and other convertible securities, and preferred securities. The Trust has evaluated the structure, objective and activities of the Fund and determined that they meet the characteristics of an investment company. As such, these financial statements have applied the guidance set forth in the Accounting Standards Codifications (“ASC”) 946, Financial services Investment Companies. The Fund commenced operations on December 28, 2016. Costs incurred by the Fund in connection with the organization, registration, and the initial public offering of shares were paid by Tortoise Credit Strategies, L.L.C. The Fund currently offers two classes of shares: the Institutional Class and the Investor Class. Institutional Class shares have no sales charge and are offered only to qualifying institutional investors and certain other qualifying accounts. Investor Class shares may be subject to a front-end sales charge of up to 3.75%.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Securities Valuation — All investments in securities are recorded at their estimated fair value, as described in Note 3.

Federal Income Taxes — The Fund intends to meet the requirements of subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax impact to the Fund. Therefore, no federal income or excise tax provision is required. As of March 31, 2018, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. As of March 31, 2018, the Fund did not have any unrecognized tax benefits.

Securities Transactions, Income and Distributions — The Funds follow industry practice and record security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities using the constant yield method of calculation.

Distributions from the Fund’s net investment income are accrued daily and paid monthly. Any net realized long term or short term capital gains on sales of the Fund’s securities are distributed to shareholders at least annually. Distributions from net realized gains for book purposes may include short term capital gains. All short term capital gains are included in ordinary income for tax purposes. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes, such as differing book and tax treatments of REIT investments and the deferral of wash sales. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share.

Use of Estimates — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Allocation of Income, Expenses and Gains/Losses — Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Investor Class shares. Trust expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

Tortoise Credit Strategies	17

Notes to Financial Statements (unaudited) (continued)

Illiquid or Restricted Securities — A security may be considered illiquid if it lacks a readily available market. Securities are generally considered liquid if they can be sold or disposed of in the ordinary course of business within seven days at approximately the price at which the security is valued by the Fund. Illiquid securities may be valued under methods approved by the Board of Trustees as reflecting fair value. The Fund will not hold more than 15% of the value of its net assets in illiquid securities. Certain restricted securities may be considered illiquid. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and may be valued under methods approved by the Board of Trustees as reflecting fair value. At March 31, 2018, the Fund did not hold any illiquid securities.

Indemnifications — Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Trust may enter into contracts that provide general indemnification to other parties. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred, and may not occur. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Cash and Cash Equivalents — Cash and cash equivalents include short-term, liquid investments with an original maturity of three months or less and include money market fund accounts. As of March 31, 2018, the Fund did not invest in any cash equivalents.

3. Securities Valuation

The Fund has adopted fair value accounting standards, which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —	Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 —	Significant unobservable inputs for the asset or liability, representing the Fund’s view of assumptions a market participant would use in valuing the asset or liability.

Following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. The Fund’s investments are carried at fair value.

Corporate and Municipal Bonds — Corporate and Municipal bonds, including listed issues, are valued at fair value on the basis of valuations furnished by an independent pricing service which utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. Most corporate and municipal bonds are categorized in Level 2 of the fair value hierarchy.

U.S. Government & Agency Securities — U.S. government & agency securities are normally valued by an independent pricing service using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued principally using dealer quotations. U.S. government and agency securities are categorized in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

Mortgage and Asset Backed Securities — Mortgage and asset backed securities are usually issued as separate tranches, or classes, of securities within each package of underlying securities. These securities are also normally valued by pricing service providers that use broker dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche level attributes, estimated cash flows and market-based yield spreads for each tranche, and current market data and incorporate packaged, collateral performance, as available. Mortgage and asset backed securities that use such valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy.

Securities for which market quotations are not readily available, or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. There can be no assurance that the Fund could obtain the fair value assigned to a security if they were to sell the security at approximately the time at which the Fund determines its net asset value per share. The Board of Trustees has established a Valuation Committee to administer, implement, and oversee the fair valuation process, and to make fair value decisions when necessary. The Board of Trustees regularly reviews reports that describe any fair value determinations and methods.

18	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Notes to Financial Statements (unaudited) (continued)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of March 31, 2018:

Description	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$132,394	$—	$132,394
Corporate Bonds	—	542,975	—	542,975
Mortgage Backed Securities	—	352,798	—	352,798
U.S. Government Securities	—	298,455	—	298,455
Preferred Stock	—	10,625	—	10,625
Total investments in securities	$—	$1,337,247	$—	$1,337,247

Refer to the Fund’s Schedule of Investments for additional industry information. Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2018 the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

4. Concentration Risk

The Fund seeks to achieve its investment objective by investing, under normal market conditions, at least 80% of net assets plus the amount of any borrowings for investment purposes in fixed income securities. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changing perceptions about the creditworthiness of individual issuers (including governments), counterparty credit risk, prepayment risk or broader changes to the economic environment that may affect future cash flows. Such investments will always be exposed to certain risks that cannot be hedged and the Adviser is not obligated to seek to hedge against any risk, including fluctuations in the value of investments as a result of changes in market, principal, credit, interest rate, counterparty or currency risk or any other developments.

5. Investment Advisory Fee and Other Transactions with Affiliates

The Trust has an agreement with Tortoise Credit Strategies, L.L.C. (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 0.45% of the Fund’s average daily net assets.

The Fund’s Adviser has contractually agreed to waive a portion or all of its management fees and/or reimburse the Fund for its expenses to ensure that total annual operating expenses (excluding acquired fund fees and expenses, interest, taxes, brokerage commissions and extraordinary expenses) for the Fund do not exceed 0.50% and 0.75% of the average daily net assets of the Fund’s Institutional Class shares and Investor Class shares respectively. Fees waived and expenses reimbursed by the Adviser may be recouped by the Adviser for a period of 36 months following the fiscal year during which such waiver or reimbursement was made if such recoupment can be achieved without exceeding the expense limit in effect at the time the waiver and reimbursement occurred. The Operating Expense Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus. After that date, the agreement may be terminated at any time upon 60 days’ written notice by the Trust’s Board of Trustees or the Adviser. Waived fees and reimbursed expenses subject to potential recovery by month of expiration are as follows:

Expiration	Amount
December 2019 – September 2020	$181,274
October 2020 – March 2021	127,630

U.S. Bancorp Fund Services, LLC (“USBFS” or the “Administrator”) acts as the Fund’s Administrator, Transfer Agent and Fund Accountant. U.S. Bank, N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust including the Chief Compliance Officer are employees of the Administrator. A Trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate of 0.08% of the first $125 million of the average daily net assets, 0.06% on the next $250 million and 0.04% of the average daily net assets in excess of $375 million, subject to an annual minimum of $60,000. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the period ended March 31, 2018 are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. The Distributor is an affiliate of the Administrator.

Tortoise Credit Strategies	19

Notes to Financial Statements (unaudited) (continued)

6. Distribution Costs

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) in the Investor Class only. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% of the Investor Class average daily net assets. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. For the period ended March 31, 2018, the Investor Class incurred expenses of $274 pursuant to the Plan.

7. Investment Transactions

The aggregate purchases and sales, excluding short-term investments, by the Fund for the period ended March 31, 2018 were as follows:

	Purchases	Sales
U.S. Government Securities	$788,514	$867,261
Other	442,716	384,039

8. Federal Tax Information

As of September 30, 2017, the cost basis for investments for federal income tax purposes was as follows:

Cost of investments	$1,368,584
Gross unrealized appreciation	14,365
Gross unrealized depreciation	(4,283)
Net unrealized appreciation	10,082
Undistributed ordinary income	8,966
Undistributed long-term capital gain	—
Total distributable earnings	8,966
Other accumulated gains	—
Total accumulated gains	$19,048

The difference between book and tax-basis cost is attributable primarly to wash sales.

During the period ended March 31, 2018, the Fund paid the following distributions to shareholders:

Ordinary Income*	$27,544

During the period ended September 30, 2017, the Fund paid the following distributions to shareholders:

Ordinary Income*	$21,720

*For Federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

9. Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2018, Tortoise Investments, LLC, an affiliate of the Advisor, owned 73.1% of the outstanding shares of the Fund.

10. Subsequent Events

Management has performed an evaluation of subsequent events through the date of the financial statements were issued and has determined that no additional items require recognition or disclosure.

20	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Additional Information (unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT – Tortoise Credit Strategies, LLC

At the special meeting of the Board of Trustees of Managed Portfolio Series (“Trust”) on October 16, 2017, the Trust’s Board of Trustees (“Board”), including all of the Trustees who are not “interested persons” of the Trust, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, (“Independent Trustees”) considered and approved the Investment Advisory Agreement between the Trust and Tortoise Credit Strategies, LLC (“TCS” or the “Adviser”) regarding the Tortoise Select Income Bond Fund (the “Fund”) (the “Investment Advisory Agreement”) for an initial term of two years.

Prior to this meeting, the Trustees received and considered information from TCS, Lovell Minnick Partners LLC (“LMP”), a proposed control person of TCS, and the Trust’s administrator designed to provide the Trustees with the information necessary to evaluate the approval of the Investment Advisory Agreement (“Support Materials”). Before voting to approve the Investment Advisory Agreement, the Trustees reviewed the Support Materials with Trust management and with counsel to the Independent Trustees, and received a memorandum from such counsel discussing the legal standards for the Trustees’ consideration of the renewal of the Investment Advisory Agreement. This information, together with the information provided to the Board throughout the course of the year, formed the primary (but not exclusive) basis for the Board’s determinations.

In determining whether to approve the Investment Advisory Agreement, the Trustees considered all factors they believed relevant, including the following with respect to the Fund: (1) the nature, extent, and quality of the services provided by TCS with respect to the Fund; (2) the Fund’s historical performance and the performance of other investment accounts managed by TCS; (3) costs of the services provided by TCS and the profits realized by TCS from services rendered to the Fund; (4) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (5) the extent to which economies of scale may be realized as the Fund grows, and whether the proposed advisory fee for the Fund reflects such economies of scale for the Fund’s benefit; and (6) other benefits to TCS and its affiliates resulting from services rendered to the Fund. In their deliberations, the Trustees weighed to varying degrees the importance of the information provided to them, did not identify any particular information that was all-important or controlling, and considered the information and made its determinations for the Fund separately and independently of determinations made for any other funds in the Trust.

Based upon the information provided to the Board throughout the course of the year, including at a presentation by representatives of TCS, a presentation by representatives of LMP and the Support Materials, the Board concluded that the overall arrangements between the Trust and TCS set forth in the Investment Advisory Agreement, as it relates to the Fund, are fair and reasonable in light of the services that TCS will perform, investment advisory fees that the Fund will pay, and such other matters as the Trustees considered relevant in the exercise of their reasonable business judgment. The material factors and conclusions that formed the basis of the Trustees’ determination to approve the Investment Advisory Agreement are summarized below.

Nature, Extent and Quality of Services Provided. The Trustees considered the scope of services that TCS would provide under the Investment Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that TCS effects on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees considered TCS’s strong capitalization, its significant amount of assets under management, and the resources that would be available to it through its affiliation with LMP. The Trustees concluded that they were satisfied with the nature, extent, and quality of services that TCS proposes to provide to Fund under the Investment Advisory Agreement.

Fund Historical Performance and the Overall Performance of Tortoise. In assessing the quality of the portfolio management delivered by TCS, the Trustees reviewed the performance of the Fund under the prior investment advisory agreement between the Trust and TCS, on both an absolute basis and in comparison to an appropriate securities benchmark index, the Fund’s respective peer funds according to Morningstar classifications, and the Fund’s respective composite of separate accounts that TCS manages utilizing similar investment strategies as that of the Fund. When reviewing the Fund’s performance against its Morningstar peer group, the Trustees took into account that the investment objective and strategies of the Fund, as well as the Fund’s level of risk tolerance, may differ significantly from funds in its peer group. The Trustees noted that the Fund had a limited performance history but for the period since inception through September 30, 2017, the Fund had outperformed its peer group median and average. The Trustees further noted that over the same period, the Fund outperformed its benchmark index. The Trustees also observed that the Fund’s performance was consistent with the performance of a composite of similar accounts managed by TCS for the period since the Fund’s inception.

Cost of Advisory Services and Profitability. The Trustees considered the annual advisory fees that the Fund would pay to TCS under the Investment Advisory Agreement, as well as TCS’s profitability from services that TCS and its affiliates rendered to the Fund during the 12 month period ended June 30, 2017. In that regard, the Trustees considered the effect of an expense limitation agreement on TCS’s compensation and that TCS has contractually agreed to reimburse the Fund for operating expenses, as specified in the Fund’s prospectus.

Tortoise Credit Strategies	21

Additional Information (unaudited) (continued)

The Trustees also considered that while the management fees that TCS charges to separately managed accounts and various other registered and un-registered investment vehicles, each with similar investment strategies to those of the Fund, may be higher, lower, or approximately equal to the management fee for the Fund (depending upon the type of account or vehicle, size of the account, relationship and/or nature and level of services provided, among other factors), TCS has additional responsibilities with respect to the Fund in comparison to accounts and vehicles for which TCS receives a smaller fee. The Trustees considered that these additional responsibilities include additional compliance obligations and the preparation of Board and shareholder materials. The Trustees concluded that TCS’s service relationship with the Fund has not been profitable.

Comparative Fee and Expense Data. The Trustees considered a comparative analysis of contractual expenses borne by the Fund and those of funds in the same Morningstar peer group. The Trustees noted the Fund’s management fee was above the peer group median and average but within the range of management fees borne by other funds in the peer group. The Trustees noted that, after expense reimbursements, the total expenses of the Fund’s Institutional Class were lower than, and the Investor Class was higher than, the peer group median and average. While recognizing that it is difficult to compare advisory fees because the scope of advisory services provided may vary from one investment adviser to another, the Trustees concluded that Tortoise’s advisory fee with respect to each Fund continues to be reasonable.

Economies of Scale. The Trustees then considered whether the Fund would benefit from any economies of scale, noting that the management fee for the Fund did not contain breakpoints. The Trustees noted that the Fund only recently commenced operations and that, given projected asset levels, an increase in assets would most likely not lead to economies of scale that TCS could share with the Fund for the foreseeable future. The Trustees concluded that it is not necessary to consider the implementation of fee breakpoints at this time, but committed to revisiting this issue in the future as circumstances change and asset levels increase.

Other Benefits. The Trustees considered the direct and indirect benefits that could be realized by the Adviser and its affiliates from its relationship with the Funds. The Trustees noted TCS realized minimal soft dollar benefits from Fund portfolio transactions for the period ended June 30, 2017, and that TCS does not use affiliated brokers to execute any Fund portfolio transactions. While the Trustees noted Rule 12b-1 fees may be paid for shareholder and distribution services performed on behalf of the Fund, the Trustees also observed that the distribution expenses that TCS incurred significantly exceed any Rule 12b-1 payments from the Fund. The Trustees considered that TCS may receive some form of reputational benefit from services rendered to the Fund, but that such benefits are immaterial and cannot otherwise be quantified. The Trustees concluded that TCS does not receive additional material benefits from its relationship with the Fund.

22	Tortoise Credit Strategies

2018 Semi-Annual Report | March 31, 2018

Additional Information (unaudited) (continued)

Availability of Fund Portfolio Information
The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available on the SEC’s website at www.sec.gov. The Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Form N-Q is available without charge upon request by calling 1-855-822-3863.

Availability of Proxy Voting Information
A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-855-TCA-Fund or 1-855-822-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, is available (1) without charge, upon request, by calling 1-855-822-3863, or (2) on the SEC’s website at www.sec.gov.

The Funds collect only relevant information about you that the law allows or requires it to have in order to conduct its business and properly service you. The Funds collect financial and personal information about you (“Personal Information”) directly (e.g., information on account applications and other forms, such as your name, address, and social security number, and information provided to access account information or conduct account transactions online, such as password, account number, e-mail address, and alternate telephone number), and indirectly (e.g., information about your transactions with us, such as transaction amounts, account balance and account holdings).

The Funds do not disclose any non-public personal information about its shareholders or former shareholders other than for everyday business purposes such as to process a transaction, service an account, respond to court orders and legal investigations or as otherwise permitted by law. Third parties that may receive this information include companies that provide transfer agency, technology and administrative services to the Funds, as well as the Funds’ investment adviser who is an affiliate of the Funds. If you maintain a retirement/ educational custodial account directly with the Funds, we may also disclose your Personal Information to the custodian for that account for shareholder servicing purposes. The Funds limit access to your Personal Information provided to unaffiliated third parties to information necessary to carry out their assigned responsibilities to the Fund. All shareholder records will be disposed of in accordance with applicable law. The Funds maintain physical, electronic and procedural safeguards to protect your Personal Information and requires its third party service providers with access to such information to treat your Personal Information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, credit union, bank or trust company, the privacy policy of your financial intermediary governs how your non-public personal information is shared with unaffiliated third parties.

Tortoise Credit Strategies	23

Contacts

Board of Trustees
David Massart
Leonard Rush, CPA
David Swanson
Robert Kern

Investment Adviser
Tortoise Credit Strategies, L.L.C.
555 W. 5th Street, Suite 3700
Los Angeles, CA 90013

Independent Registered Public
Accounting Firm
Ernst & Young LLP
220 South Sixth Street, Suite 1400
Minneapolis, MN 55402

Transfer Agent, Fund Accountant
and Fund Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

Distributor
Quasar Distributors, LLC
777 East Wisconsin Avenue
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

Legal Counsel
Stradley Ronon Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7096

1-855-822-3863

This report should be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the Fund’s trustees and is available without charge upon request by calling 1-855-822-3863.

555 W. 5th Street, Suite 3700
Los Angeles, CA 90013

www.tortoiseadvisors.com

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Schedule of Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 11. Controls and Procedures.

(a)

The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)

There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the first and second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)

(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Managed Portfolio Series

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	June 6, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James R. Arnold
James R. Arnold, President

Date	June 6, 2018

By (Signature and Title)*	/s/ Brian R. Wiedmeyer
Brian R. Wiedmeyer, Treasurer

Date	June 6, 2018

* Print the name and title of each signing officer under his or her signature.